Post- Employment Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in defined benefit liability
Fair value of plan assets, beginning balance	$ (3,099)	$ (2,832)
Defined benefit cost included in statement of comprehensive loss	(416)	(409)
Total remeasurements included in other comprehensive loss	(544)	(142)
Employer contributions	479	403
Currency translation effects	33	(119)
Fair value of plan assets, ending balance	$ (3,547)	$ (3,099)